Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of cash flows [abstract]
Net cash provided by operating activities	$ 291,474	$ 404,010
Investing activities
Additions to newbuildings, vessels and equipment	(2,402)	(908,493)
Proceeds from sale of vessels	0	382,350
Proceeds from sale of marketable securities	361	0
Net cash used in investing activities	(2,041)	(526,143)
Financing activities
Proceeds from borrowings	1,433,715	1,355,037
Repayment of debt	(1,575,089)	(961,132)
Repayment of obligations under leases	(277)	(462)
Cash dividends paid	(84,597)	(220,396)
Net cash provided by (used in) financing activities	(226,248)	173,047
Net change in cash and cash equivalents	63,185	50,914
Cash and cash equivalents at the beginning of the period	413,532	308,322
Cash and cash equivalents at the end of the period	$ 476,717	$ 359,236